Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	[1]	Jan. 17, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	€ 46,433	€ 49,629			€ 22,893
Bank deposits restricted to securitization programs and warehouses credit facilities
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	107
Argentina
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	910
Russia
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 121
FCA and PSA Merger
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents recognised as of acquisition date				€ 22,514

[1]	Refer to Note 3, Scope of consolidation